Annual Operating Expenses {- Fidelity Simplicity RMD 2020 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD 2020 Fund - Fidelity Simplicity RMD 2020 Fund	Jul. 13, 2021
Operating Expenses:
Management fee	0.59%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.59%	[1]

[1]	(a)Adjusted to reflect current fees.